Distribution Date:	09/13/21	COMM 2014-UBS3 Mortgage Trust
Determination Date:	09/07/21
Next Distribution Date:	10/13/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014-UBS3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue,,40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22	Controlling Class	Seer Capital Partners Master Fund L.P.
		Representative
Specially Serviced Loan Detail - Part 2	23		-
Modified Loan Detail	24		, | ,
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12591YAY1	1.402000%	36,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591YAZ8	2.844000%	116,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591YBA2	3.367000%	54,500,000.00	29,568,478.48	929,274.38	82,964.22	0.00	0.00	1,012,238.60	28,639,204.10	35.38%	30.00%
A-3	12591YBB0	3.546000%	240,000,000.00	229,162,925.07	0.00	677,176.44	0.00	0.00	677,176.44	229,162,925.07	35.38%	30.00%
A-4	12591YBC8	3.819000%	292,133,000.00	292,133,000.00	0.00	929,713.27	0.00	0.00	929,713.27	292,133,000.00	35.38%	30.00%
A-M	12591YBD6	4.012000%	35,641,000.00	35,641,000.00	0.00	119,159.74	0.00	0.00	119,159.74	35,641,000.00	31.20%	26.63%
B	12591YBF1	4.313000%	88,441,000.00	88,441,000.00	0.00	317,871.69	0.00	0.00	317,871.69	88,441,000.00	20.81%	18.25%
C	12591YBH7	4.896569%	42,240,000.00	42,240,000.00	0.00	172,359.23	0.00	0.00	172,359.23	42,240,000.00	15.84%	14.25%
D	12591YAG0	4.926569%	63,361,000.00	63,361,000.00	0.00	260,126.95	0.00	0.00	260,126.95	63,361,000.00	8.40%	8.25%
E	12591YAJ4	3.525000%	9,240,000.00	9,240,000.00	0.00	27,142.50	0.00	0.00	27,142.50	9,240,000.00	7.31%	7.38%
F	12591YAL9	3.525000%	17,160,000.00	17,160,000.00	0.00	50,407.50	0.00	0.00	50,407.50	17,160,000.00	5.30%	5.75%
G	12591YAN5	3.525000%	21,120,000.00	21,120,000.00	0.00	62,040.00	0.00	0.00	62,040.00	21,120,000.00	2.81%	3.75%
H*	12591YAQ8	3.525000%	39,601,292.00	23,962,058.34	0.00	55,860.69	0.00	7,639.00	55,860.69	23,954,419.34	0.00%	0.00%
V	12591YAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591YAU9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12591YAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,056,012,294.01	852,029,461.89	929,274.38	2,754,822.23	0.00	7,639.00	3,684,096.61	851,092,548.51

Notional Certificates
X-A	12591YBE4	1.225296%	774,849,000.00	586,505,403.55	0.00	598,869.13	0.00	0.00	598,869.13	585,576,129.17
X-B	12591YAA3	0.424942%	130,681,000.00	130,681,000.00	0.00	46,276.55	0.00	0.00	46,276.55	130,681,000.00
X-C	12591YAC9	1.401569%	26,400,000.00	26,400,000.00	0.00	30,834.52	0.00	0.00	30,834.52	26,400,000.00
X-D	12591YAE5	1.401569%	60,721,292.00	45,082,058.34	0.00	52,654.68	0.00	0.00	52,654.68	45,074,419.34
Notional SubTotal			992,651,292.00	788,668,461.89	0.00	728,634.88	0.00	0.00	728,634.88	787,731,548.51

Deal Distribution Total					929,274.38	3,483,457.11	0.00	7,639.00	4,412,731.49

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591YAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591YAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591YBA2	542.54088954	17.05090606	1.52227927	0.00000000	0.00000000	0.00000000	0.00000000	18.57318532	525.48998349
A-3	12591YBB0	954.84552113	0.00000000	2.82156850	0.00000000	0.00000000	0.00000000	0.00000000	2.82156850	954.84552113
A-4	12591YBC8	1,000.00000000	0.00000000	3.18249999	0.00000000	0.00000000	0.00000000	0.00000000	3.18249999	1,000.00000000
A-M	12591YBD6	1,000.00000000	0.00000000	3.34333324	0.00000000	0.00000000	0.00000000	0.00000000	3.34333324	1,000.00000000
B	12591YBF1	1,000.00000000	0.00000000	3.59416662	0.00000000	0.00000000	0.00000000	0.00000000	3.59416662	1,000.00000000
C	12591YBH7	1,000.00000000	0.00000000	4.08047420	0.00000000	0.00000000	0.00000000	0.00000000	4.08047420	1,000.00000000
D	12591YAG0	1,000.00000000	0.00000000	4.10547419	0.00000000	0.00000000	0.00000000	0.00000000	4.10547419	1,000.00000000
E	12591YAJ4	1,000.00000000	0.00000000	2.93750000	0.00000000	0.00000000	0.00000000	0.00000000	2.93750000	1,000.00000000
F	12591YAL9	1,000.00000000	0.00000000	2.93750000	0.00000000	0.00000000	0.00000000	0.00000000	2.93750000	1,000.00000000
G	12591YAN5	1,000.00000000	0.00000000	2.93750000	0.00000000	0.00000000	0.00000000	0.00000000	2.93750000	1,000.00000000
H	12591YAQ8	605.08274174	0.00000000	1.41057746	0.36685318	4.49717373	0.00000000	0.19289775	1.41057746	604.88984400
V	12591YAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591YAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12591YAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591YBE4	756.92864487	0.00000000	0.77288495	0.00000000	0.00000000	0.00000000	0.00000000	0.77288495	755.72934749
X-B	12591YAA3	1,000.00000000	0.00000000	0.35411843	0.00000000	0.00000000	0.00000000	0.00000000	0.35411843	1,000.00000000
X-C	12591YAC9	1,000.00000000	0.00000000	1.16797424	0.00000000	0.00000000	0.00000000	0.00000000	1.16797424	1,000.00000000
X-D	12591YAE5	742.44234362	0.00000000	0.86715349	0.00000000	0.00000000	0.00000000	0.00000000	0.86715349	742.31653931

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	82,964.22	0.00	82,964.22	0.00	0.00	0.00	82,964.22	0.00
A-3	08/01/21 - 08/30/21	30	0.00	677,176.44	0.00	677,176.44	0.00	0.00	0.00	677,176.44	0.00
A-4	08/01/21 - 08/30/21	30	0.00	929,713.27	0.00	929,713.27	0.00	0.00	0.00	929,713.27	0.00
A-M	08/01/21 - 08/30/21	30	0.00	119,159.74	0.00	119,159.74	0.00	0.00	0.00	119,159.74	0.00
B	08/01/21 - 08/30/21	30	0.00	317,871.69	0.00	317,871.69	0.00	0.00	0.00	317,871.69	0.00
C	08/01/21 - 08/30/21	30	0.00	172,359.23	0.00	172,359.23	0.00	0.00	0.00	172,359.23	0.00
D	08/01/21 - 08/30/21	30	0.00	260,126.95	0.00	260,126.95	0.00	0.00	0.00	260,126.95	0.00
E	08/01/21 - 08/30/21	30	0.00	27,142.50	0.00	27,142.50	0.00	0.00	0.00	27,142.50	0.00
F	08/01/21 - 08/30/21	30	0.00	50,407.50	0.00	50,407.50	0.00	0.00	0.00	50,407.50	0.00
G	08/01/21 - 08/30/21	30	0.00	62,040.00	0.00	62,040.00	0.00	0.00	0.00	62,040.00	0.00
H	08/01/21 - 08/30/21	30	163,566.03	70,388.55	0.00	70,388.55	14,527.86	0.00	0.00	55,860.69	178,093.89
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	08/01/21 - 08/30/21	30	0.00	598,869.13	0.00	598,869.13	0.00	0.00	0.00	598,869.13	0.00
X-B	08/01/21 - 08/30/21	30	0.00	46,276.55	0.00	46,276.55	0.00	0.00	0.00	46,276.55	0.00
X-C	08/01/21 - 08/30/21	30	0.00	30,834.52	0.00	30,834.52	0.00	0.00	0.00	30,834.52	0.00
X-D	08/01/21 - 08/30/21	30	0.00	52,654.68	0.00	52,654.68	0.00	0.00	0.00	52,654.68	0.00
Totals			163,566.03	3,497,984.97	0.00	3,497,984.97	14,527.86	0.00	0.00	3,483,457.11	178,093.89

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591YBD6	4.012000%	35,641,000.00	35,641,000.00	0.00	119,159.74	0.00	0.00	119,159.74	35,641,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591YBF1	4.313000%	88,441,000.00	88,441,000.00	0.00	317,871.69	0.00	0.00	317,871.69	88,441,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591YBH7	4.896569%	42,240,000.00	42,240,000.00	0.00	172,359.23	0.00	0.00	172,359.23	42,240,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			166,322,000.03	166,322,000.00	0.00	609,390.66	0.00	0.00	609,390.66	166,322,000.00

Exchangeable Certificate Details
PEZ	12591YBG9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	4,412,731.49
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,516,343.07	Master Servicing Fee	12,978.18
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,589.93
Interest Adjustments	0.00	Trustee Fee	282.47
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	366.85
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,858.18
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,516,343.07	Total Fees	18,075.62

Principal		Expenses/Reimbursements
Scheduled Principal	936,913.38	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	1,903.03
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,624.83
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(7,639.00)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	929,274.38	Total Expenses/Reimbursements	14,527.86

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,483,457.11
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	929,274.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,412,731.49
Total Funds Collected	4,445,617.45	Total Funds Distributed	4,445,334.97

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	852,029,461.89	852,029,461.89	Beginning Certificate Balance	852,029,461.89
(-) Scheduled Principal Collections	936,913.38	936,913.38	(-) Principal Distributions	929,274.38
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	7,639.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	7,639.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	7,639.00	7,639.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	851,092,548.51	851,092,548.51	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	852,600,334.21	852,600,334.21	Ending Certificate Balance	851,092,548.51
Ending Actual Collateral Balance	851,743,583.86	851,743,583.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.93
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	111,625,076.75	13.12%	31	5.0096	NAP	Defeased	9	111,625,076.75	13.12%	31	5.0096	NAP
7,499,999 or less	15	71,808,967.77	8.44%	32	5.1043	1.595508	1.249 or less	5	29,048,911.17	3.41%	32	5.0800	0.727479
7,500,000 to 14,999,999	5	51,893,928.55	6.10%	32	5.0607	1.322639	1.25 to 1.29	2	51,566,619.65	6.06%	32	4.6964	1.270054
15,000,000 to 24,999,999	3	63,777,451.04	7.49%	31	4.8612	1.680564	1.30 to 1.39	5	61,478,360.33	7.22%	32	5.0871	1.350767
25,000,000 to 49,999,999	5	180,831,710.01	21.25%	31	4.7892	1.905634	1.40 to 1.49	1	7,453,319.73	0.88%	32	5.4200	1.439200
50,000,000 to 74,999,999	1	74,473,224.66	8.75%	32	4.7500	1.627700	1.50 to 1.749	9	336,629,198.81	39.55%	32	4.6659	1.677206
75,000,000 or greater	3	296,682,189.73	34.86%	32	4.5866	1.831816	1.75 to 1.99	1	3,025,305.26	0.36%	30	5.0600	1.771300
Totals	41	851,092,548.51	100.00%	32	4.7926	1.707419	2.00 or greater	9	250,265,756.81	29.41%	31	4.7584	2.194976
							Totals	41	851,092,548.51	100.00%	32	4.7926	1.707419

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	111,625,076.75	13.12%	31	5.0096	NAP
							Defeased	13	111,625,076.75	13.12%	31	5.0096	NAP
Alabama	1	9,720,422.16	1.14%	31	4.6266	2.020600
							Industrial	3	62,437,718.66	7.34%	30	5.0742	2.120278
Arizona	1	4,671,943.33	0.55%	32	4.7200	2.753800
							Lodging	9	55,396,765.29	6.51%	32	4.9556	1.730754
California	4	115,450,844.01	13.57%	33	4.7028	1.651764
							Mobile Home Park	1	10,280,345.82	1.21%	33	5.4900	1.337200
Colorado	3	11,257,174.71	1.32%	31	4.6266	2.020600
							Multi-Family	11	65,397,313.97	7.68%	32	4.9317	1.973579
Connecticut	1	6,063,358.52	0.71%	32	4.9900	2.217800
							Office	19	328,046,003.01	38.54%	32	4.6749	1.710034
Florida	10	41,328,114.40	4.86%	31	4.7577	2.124813
							Other	1	22,750,000.00	2.67%	31	4.8500	1.353300
Georgia	2	7,458,701.40	0.88%	31	5.4309	1.359778
							Retail	13	195,159,325.01	22.93%	32	4.6399	1.725988
Illinois	6	91,905,251.88	10.80%	30	4.9186	2.089054
							Totals	70	851,092,548.51	100.00%	32	4.7926	1.707419
Indiana	1	695,717.76	0.08%	32	4.5500	1.586100

Kansas	1	6,282,559.34	0.74%	32	4.6800	1.171200

Louisiana	6	51,664,648.49	6.07%	32	4.8396	2.016988

Michigan	3	81,322,307.18	9.56%	32	4.7678	1.635120

Missouri	1	8,572,486.57	1.01%	31	4.6266	2.020600

Nebraska	2	9,850,027.90	1.16%	31	4.6266	2.020600

New York	3	126,619,807.74	14.88%	32	4.5902	1.734477

Ohio	4	59,373,692.17	6.98%	32	4.7119	1.259331

Oklahoma	1	8,609,516.82	1.01%	31	4.6266	2.020600

Pennsylvania	2	36,460,895.97	4.28%	32	5.0089	1.501417

Tennessee	1	11,868,172.62	1.39%	31	4.6266	2.020600

Texas	1	22,750,000.00	2.67%	31	4.8500	1.353300

Virginia	1	13,497,500.39	1.59%	31	4.6266	2.020600

Washington	1	10,323,968.98	1.21%	31	5.0700	1.373800

Wisconsin	1	3,720,359.42	0.44%	31	5.1650	1.265600

Totals	70	851,092,548.51	100.00%	32	4.7926	1.707419

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	111,625,076.75	13.12%	31	5.0096	NAP	Defeased	9	111,625,076.75	13.12%	31	5.0096	NAP
4.7499% or less	9	398,847,201.89	46.86%	32	4.5950	1.786819	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
4.7500% to 4.9999%	9	216,107,070.22	25.39%	32	4.8151	1.701767	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
5.0000% or greater	14	124,513,199.65	14.63%	31	5.1918	1.760822	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
Totals	41	851,092,548.51	100.00%	32	4.7926	1.707419	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
							49 months or greater	32	739,467,471.76	86.88%	32	4.7598	1.757585
							Totals	41	851,092,548.51	100.00%	32	4.7926	1.707419

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 28

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	111,625,076.75	13.12%	31	5.0096	NAP	Defeased	9	111,625,076.75	13.12%	31	5.0096	NAP
60 months or less	32	739,467,471.76	86.88%	32	4.7598	1.757585	Interest Only	4	275,000,000.00	32.31%	31	4.6832	1.915657
61 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	28	464,467,471.76	54.57%	32	4.8052	1.663995
119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	41	851,092,548.51	100.00%	32	4.7926	1.707419	Totals	41	851,092,548.51	100.00%	32	4.7926	1.707419

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 12 of 28

			Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Defeased	9	111,625,076.75	13.12%	31	5.0096	NAP				None
Underwriter's Information	0	0.00	0.00%	0	0.0000	0.000000
1 to 2 years	1	6,063,358.52	0.71%	32	4.9900	2.217800
1 year or less	31	733,404,113.24	86.17%	32	4.7579	1.753781
2 years or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	41	851,092,548.51	100.00%	32	4.7926	1.707419

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301981001	RT	Bronx	NY	Actual/360	4.52825%	409,406.67	0.00	0.00	N/A	05/06/24	--	105,000,000.00	105,000,000.00	09/06/21
2	301981002	OF	Various	Various	Actual/360	4.62725%	398,401.67	0.00	0.00	04/06/24	04/06/29	--	100,000,000.00	100,000,000.00	09/06/21
3	301981003	OF	Los Angeles	CA	Actual/360	4.61025%	364,441.65	123,138.41	0.00	N/A	06/06/24	--	91,805,328.14	91,682,189.73	09/06/21
4	301981004	OF	Southfield	MI	Actual/360	4.75025%	305,075.28	112,242.59	0.00	N/A	05/06/24	--	74,585,467.25	74,473,224.66	09/06/21
6	301981006	OF	Cleveland	OH	Actual/360	4.66025%	192,312.26	78,711.81	0.00	N/A	05/06/24	--	47,924,972.04	47,846,260.23	04/06/21
7	301981007	IN	University Park	IL	Actual/360	5.06825%	206,192.04	0.00	0.00	N/A	02/06/24	--	47,250,000.00	47,250,000.00	09/06/21
9	301981009	LO	Various	LA	Actual/360	4.79525%	123,032.75	55,250.73	0.00	N/A	05/06/24	--	29,797,026.42	29,741,775.69	09/06/21
10	301981010	RT	Lake Zurich	IL	Actual/360	4.52225%	116,264.02	41,223.14	0.00	N/A	04/06/24	--	29,854,347.08	29,813,123.94	09/06/21
11	301981011	MF	Lititz	PA	Actual/360	4.82025%	108,837.43	41,825.74	0.00	N/A	05/06/24	--	26,222,375.89	26,180,550.15	09/06/21
12	301981012	MF	Fayetteville	NC	Actual/360	4.80025%	105,657.38	38,100.93	0.00	N/A	05/06/24	--	25,562,270.02	25,524,169.09	09/06/21
13	301981013	MH	Ocean View	NJ	Actual/360	5.49025%	105,367.71	36,422.73	0.00	N/A	03/06/24	--	22,288,252.71	22,251,829.98	09/06/21
14	301981014	RT	Metairie	LA	Actual/360	4.90025%	92,671.17	40,010.51	0.00	N/A	05/01/24	--	21,962,883.30	21,922,872.79	09/01/21
15	301981015	MF	Dallas	TX	Actual/360	4.95025%	94,667.96	32,155.79	0.00	N/A	05/06/24	--	22,209,492.05	22,177,336.26	09/06/21
16	301981016	98	Austin	TX	Actual/360	4.85025%	95,012.85	0.00	0.00	04/05/24	04/05/44	--	22,750,000.00	22,750,000.00	09/05/21
17	656100232	MF	Various	FL	Actual/360	4.83025%	79,586.64	30,658.32	0.00	N/A	04/06/24	--	19,135,236.57	19,104,578.25	09/06/21
18	301981018	IN	Lansdale	PA	Actual/360	5.04125%	79,420.85	32,759.82	0.00	N/A	02/05/24	--	18,296,104.03	18,263,344.21	09/05/21
20	301981020	IN	Rochester	NY	Actual/360	5.15025%	48,795.95	29,527.92	0.00	05/05/24	05/05/25	--	11,003,159.13	10,973,631.21	09/05/21
21	301981021	LO	Santa Cruz	CA	Actual/360	4.88025%	49,055.72	17,133.25	0.00	N/A	05/05/24	--	11,673,755.96	11,656,622.71	09/05/21
22	301981022	OF	Richland	WA	Actual/360	5.07025%	45,153.18	18,426.99	0.00	N/A	04/05/24	--	10,342,395.97	10,323,968.98	09/05/21
23	301981023	MH	Gettysburg	PA	Actual/360	5.49025%	48,679.89	16,827.29	0.00	N/A	06/06/24	--	10,297,173.11	10,280,345.82	09/06/21
25	301981025	RT	Poinciana	FL	Actual/360	4.67025%	34,879.84	14,219.60	0.00	N/A	05/06/24	--	8,673,579.43	8,659,359.83	09/06/21
26	301981026	MF	Chicago	IL	Actual/360	5.42025%	34,844.31	12,429.20	0.00	N/A	05/05/24	--	7,465,748.93	7,453,319.73	09/05/21
27	301981027	RT	Redding	CA	Actual/360	5.19025%	32,011.88	12,416.08	0.00	N/A	05/05/24	--	7,162,830.40	7,150,414.32	09/05/21
28	301981028	LO	Manchester	CT	Actual/360	4.99025%	26,100.74	10,897.79	0.00	N/A	05/01/24	--	6,074,256.31	6,063,358.52	03/01/20
29	301981029	RT	Olathe	KS	Actual/360	4.68025%	25,367.37	12,074.39	0.00	05/01/24	05/01/29	--	6,294,633.73	6,282,559.34	09/01/21
30	301981030	MF	Columbus	OH	Actual/360	4.75025%	20,948.19	9,568.18	0.00	N/A	05/06/24	--	5,121,459.55	5,111,891.37	09/06/21
31	301981031	SS	Various	HI	Actual/360	4.65025%	20,234.02	9,544.01	0.00	N/A	06/01/24	--	5,053,242.12	5,043,698.11	09/01/21
33	301981033	RT	Various	FL	Actual/360	4.94025%	21,059.24	8,957.71	0.00	N/A	05/01/24	--	4,950,584.22	4,941,626.51	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	301981034	RT	Various	Various	Actual/360	4.55025%	19,203.29	9,465.11	0.00	05/01/24	05/01/29	--	4,901,230.60	4,891,765.49	09/01/21
35	301981035	LO	Streetsboro	OH	Actual/360	5.43025%	21,193.76	11,741.61	0.00	N/A	05/05/24	--	4,532,617.22	4,520,875.61	09/05/21
36	301981036	MF	Dixon	CA	Actual/360	5.30025%	22,675.10	6,756.05	0.00	N/A	04/05/24	--	4,968,373.30	4,961,617.25	09/05/21
37	656100237	MF	Buckeye	AZ	Actual/360	4.72025%	19,022.04	8,165.62	0.00	N/A	05/06/24	--	4,680,108.95	4,671,943.33	09/06/21
40	301981040	OF	Rancho Cordova	CA	Actual/360	4.90025%	18,700.00	7,491.36	0.00	N/A	05/01/24	--	4,431,864.24	4,424,372.88	09/01/21
41	301981041	IN	Downers Grove	IL	Actual/360	4.95025%	17,995.05	7,625.91	0.00	N/A	05/01/24	--	4,221,713.36	4,214,087.45	09/01/21
42	301981042	RT	Chelsea	MI	Actual/360	5.17025%	18,820.10	7,448.34	0.00	N/A	03/05/24	--	4,227,388.23	4,219,939.89	09/05/21
43	301981043	RT	Johns Creek	GA	Actual/360	5.01525%	17,497.62	7,238.36	0.00	N/A	05/06/24	--	4,051,807.01	4,044,568.65	09/06/21
44	301981044	MF	Jacksonville	FL	Actual/360	4.85025%	16,264.07	7,482.06	0.00	N/A	10/05/23	--	3,894,290.40	3,886,808.34	09/05/21
45	301981045	OF	Brookfield	WI	Actual/360	5.16525%	16,575.87	6,532.80	0.00	N/A	04/06/24	--	3,726,892.22	3,720,359.42	09/06/21
46	301981046	LO	Pooler	GA	Actual/360	5.92325%	17,457.87	8,447.28	0.00	N/A	03/06/24	--	3,422,580.03	3,414,132.75	09/06/21
48	301981048	RT	Carol Stream	IL	Actual/360	5.20025%	14,254.00	8,554.53	0.00	N/A	04/05/24	--	3,183,275.29	3,174,720.76	03/05/21
49	301981049	MF	Coral Springs	FL	Actual/360	5.06025%	13,205.64	5,441.42	0.00	N/A	03/05/24	--	3,030,746.68	3,025,305.26	09/05/21
Totals							3,516,343.07	936,913.38	0.00				852,029,461.89	851,092,548.51
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	32,461,823.00	15,726,091.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	35,488,580.00	9,034,527.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,830,835.76	2,744,364.44	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	18,124,591.00	7,920,478.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,111,318.90	1,189,596.23	01/01/21	03/31/21	--	0.00	0.00	270,343.14	1,353,076.73	102,916.04	0.00
7	6,026,357.80	3,013,178.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	2,802,311.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,774,442.38	2,102,989.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,760,154.46	1,458,374.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,609,233.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,465,818.75	754,896.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,028,158.26	785,110.49	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	416.32	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,462,121.74	671,724.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	627,181.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,125,344.96	551,385.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	536,742.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	962,544.40	340,227.03	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	868,810.80	446,588.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	751,843.35	200,348.29	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,140,200.00	0.00	--	--	09/07/21	444,214.28	38,282.92	34,983.04	626,288.73	0.00	0.00
29	573,551.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	562,104.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	135,418.72	108,756.97	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	292,375.65	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	899,862.00	474,881.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	569,464.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	495,821.10	244,236.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	512,315.86	254,269.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	440,531.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	370,829.92	402,617.97	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	187,907.00	04/01/20	03/31/21	--	0.00	0.00	22,763.30	136,687.39	0.00	0.00
49	385,867.06	101,780.83	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	132,565,126.17	52,345,760.03				444,214.28	38,282.92	328,089.48	2,116,052.85	103,332.36	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/21	0	0.00	0	0.00	3	57,084,339.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.792588%	4.750803%	32
08/12/21	0	0.00	0	0.00	3	57,182,503.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.792669%	4.750869%	33
07/12/21	0	0.00	1	48,003,369.26	2	9,276,899.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.792749%	4.750935%	34
06/11/21	1	48,087,652.94	0	0.00	2	9,297,484.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.792835%	4.765083%	35
05/12/21	0	0.00	0	0.00	2	9,316,677.54	1	4,568,196.09	0	0.00	0	0.00	0	0.00	0	0.00	4.792914%	4.765155%	36
04/12/21	0	0.00	1	3,218,032.69	1	6,119,062.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.792998%	4.765232%	37
03/12/21	1	11,761,492.41	1	3,226,394.14	1	6,129,721.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.793076%	4.765303%	38
02/12/21	0	0.00	0	0.00	2	9,378,993.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.793171%	4.765390%	39
01/12/21	0	0.00	1	3,244,395.24	1	6,153,436.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.793248%	4.766405%	40
12/11/20	1	3,252,639.17	0	0.00	1	6,163,948.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.793324%	4.766476%	41
11/13/20	0	0.00	0	0.00	1	6,175,268.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.793405%	4.766552%	42
10/13/20	0	0.00	0	0.00	1	6,185,687.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.793480%	4.766621%	43
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	301981006	04/06/21	4	6	270,343.14	1,353,076.73	103,926.78	48,249,056.86	06/28/21	13
28	301981028	03/01/20	17	6	34,983.04	626,288.73	9,980.00	6,259,923.81	06/23/20	1
48	301981048	03/05/21	5	6	22,763.30	136,687.39	17,639.24	3,226,394.14	02/08/21	2
Totals					328,089.48	2,116,052.85	131,546.02	57,735,374.81
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		706,194,592	649,110,253	57,084,340		0
37 - 48 Months		10,973,631	10,973,631	0		0
49 - 60 Months		0	0	0		0
> 60 Months		133,924,325	133,924,325	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	851,092,549	794,008,209	0	0	57,084,340	0
Aug-21	852,029,462	794,846,958	0	0	57,182,504	0
Jul-21	852,962,466	795,682,197	0	48,003,369	9,276,899	0
Jun-21	853,969,170	796,584,033	48,087,653	0	9,297,484	0
May-21	854,894,081	841,009,207	0	0	9,316,678	0
Apr-21	855,892,985	846,555,890	0	3,218,033	6,119,062	0
Mar-21	856,809,869	835,692,261	11,761,492	3,226,394	6,129,721	0
Feb-21	857,957,318	848,578,325	0	0	9,378,993	0
Jan-21	858,865,590	849,467,759	0	3,244,395	6,153,436	0
Dec-20	859,770,073	850,353,485	3,252,639	0	6,163,949	0
Nov-20	860,749,288	854,574,019	0	0	6,175,268	0
Oct-20	861,645,912	855,460,225	0	0	6,185,687	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	301981006	47,846,260.23	48,249,056.86	70,000,000.00	03/26/14	1,032,958.98	1.27040	03/31/21	05/06/24	272
28	301981028	6,063,358.52	6,259,923.81	6,100,000.00	08/11/20	984,670.00	2.21780	12/31/19	05/01/24	271
48	301981048	3,174,720.76	3,226,394.14	3,920,000.00	03/19/21	187,907.00	0.68650	03/31/21	04/05/24	210
Totals		57,084,339.51	57,735,374.81	80,020,000.00		2,205,535.98

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	301981006	OF	OH	06/28/21	13

28	301981028	LO	CT	06/23/20	1

48	301981048	RT	IL	02/08/21	2

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	301981021	11,884,722.46	4.88003%	11,884,722.46	4.88003%	10	08/04/20	05/05/20	09/08/20
25	301981025	8,888,964.18	4.67003%	8,888,964.18	4.67003%	10	05/18/20	06/06/20	06/08/20
35	301981035	0.00	5.43003%	0.00	5.43003%	8	07/19/18	07/27/18	--
Totals		20,773,686.64		20,773,686.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	301981019 10/11/19	13,236,874.13	20,010,000.00	11,497,370.71	11,306,599.88	11,497,370.71	190,770.83	13,046,103.30	0.00	(89,494.29)	13,135,597.59	92.06%
39	301981039 08/12/19	4,616,683.89	5,300,000.00	3,157,411.28	869,232.31	3,026,375.42	2,157,143.11	2,459,540.78	(7,639.00)	(51,735.02)	2,511,275.80	50.27%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,853,558.02	25,310,000.00	14,654,781.99	12,175,832.19	14,523,746.13	2,347,913.94	15,505,644.08	(7,639.00)	(141,229.31)	15,646,873.39

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	301981019	08/12/21	0.00	0.00	13,135,597.59	0.00	0.00	2,353.50	0.00	0.00	13,135,597.59
		07/12/21	0.00	0.00	13,133,244.09	0.00	0.00	6,121.86	0.00	0.00
		06/11/21	0.00	0.00	13,127,122.23	0.00	0.00	22,309.87	0.00	0.00
		03/12/21	0.00	0.00	13,104,812.36	0.00	0.00	967.00	0.00	0.00
		01/12/21	0.00	0.00	13,103,845.36	0.00	0.00	6,196.50	0.00	0.00
		12/11/20	0.00	0.00	13,097,648.86	0.00	0.00	1,350.00	0.00	0.00
		09/14/20	0.00	0.00	13,096,298.86	0.00	0.00	13,797.75	0.00	0.00
		07/10/20	0.00	0.00	13,082,501.11	0.00	0.00	517.50	0.00	0.00
		06/12/20	0.00	0.00	13,081,983.61	0.00	0.00	1,142.50	0.00	0.00
		05/12/20	0.00	0.00	13,080,841.11	0.00	0.00	23,366.32	0.00	0.00
		01/10/20	0.00	0.00	13,057,474.79	0.00	0.00	4,426.87	0.00	0.00
		12/12/19	0.00	0.00	13,053,047.92	0.00	0.00	6,944.62	0.00	0.00
		10/11/19	0.00	0.00	13,046,103.30	0.00	0.00	13,046,103.30	0.00	0.00
39	301981039	09/13/21	0.00	0.00	2,511,275.80	0.00	0.00	7,639.00	0.00	0.00	2,511,275.80
		08/12/21	0.00	0.00	2,503,636.80	0.00	0.00	8,568.00	0.00	0.00
		07/12/21	0.00	0.00	2,495,068.80	0.00	0.00	2,931.00	0.00	0.00
		06/11/21	0.00	0.00	2,492,137.80	0.00	0.00	2,943.48	0.00	0.00
		05/12/21	0.00	0.00	2,489,194.32	0.00	0.00	10,948.00	0.00	0.00
		03/12/21	0.00	0.00	2,478,246.32	0.00	0.00	188.00	0.00	0.00
		01/12/21	0.00	0.00	2,478,058.32	0.00	0.00	2,324.00	0.00	0.00
		12/11/20	0.00	0.00	2,475,734.32	0.00	0.00	9,728.00	0.00	0.00
		09/14/20	0.00	0.00	2,466,006.32	0.00	0.00	28,735.16	0.00	0.00
		05/12/20	0.00	0.00	2,437,271.16	0.00	0.00	20,215.00	0.00	0.00
		03/12/20	0.00	0.00	2,417,056.16	0.00	0.00	(61,036.09)	0.00	0.00
		01/10/20	0.00	0.00	2,478,092.25	0.00	0.00	2,178.50	0.00	0.00
		12/12/19	0.00	0.00	2,475,913.75	0.00	0.00	13,887.97	0.00	0.00
		10/11/19	0.00	0.00	2,462,025.78	0.00	0.00	2,485.00	0.00	0.00
		08/12/19	0.00	0.00	2,459,540.78	0.00	0.00	2,459,540.78	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	7,639.00	0.00	0.00	7,639.00
Cumulative Totals			0.00	0.00	15,646,873.39	0.00	0.00	15,646,873.39	0.00	0.00	15,646,873.39

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	10,317.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	1,307.65	0.00	0.00	1,903.03	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,624.83	0.00	0.00	1,903.03	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 14,527.86

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28